Property and Equipment, Net (Details) - Schedule of composition of assets, grouped by major classification - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,195	$ 2,080
Less - accumulated depreciation and amortization	(2,036)	(1,913)
Property and equipment, net	159	167
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,902	1,794
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	157	155
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	109	109
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 27	$ 22